Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Outstanding Common Stock

	2025		2024
ISSUED COMMON SHARES	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	2,102,996	$11,064	2,144,815	$10,712
Issued upon exercise of stock options	12,062	264	13,531	280
Previously recognized liability on stock options exercised for common shares	—	273	—	358
Purchase of common shares under Normal Course Issuer Bid	(33,480)	(180)	(55,350)	(286)
Balance – end of year	2,081,578	$11,421	2,102,996	$11,064

Summary of Stock Option Activity
The following table summarizes information relating to stock options outstanding at December 31, 2025 and 2024:

	2025		2024
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	50,806	$33.90	52,410	$26.80
Granted	19,457	$43.53	15,906	$44.82
Exercised for common shares	(12,062)	$21.86	(13,531)	$20.69
Surrendered for cash settlement	(524)	$22.65	(384)	$22.19
Forfeited	(2,943)	$38.57	(3,595)	$29.69
Outstanding – end of year	54,734	$39.83	50,806	$33.90
Exercisable – end of year	11,942	$36.58	10,033	$26.67

Summary of Range of Exercise Prices of Stock Options Outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2025 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$10.38	–	$14.99	2,935	0.20	$14.56	876	$14.36
$15.00	–	$19.99	61	0.08	$19.36	61	$19.36
$20.00	–	$24.99	1,105	0.79	$20.42	757	$20.30
$25.00	–	$29.99	481	1.86	$27.12	240	$27.12
$30.00	–	$34.99	4,668	1.49	$32.47	1,717	$32.41
$35.00	–	$39.99	11,278	2.18	$39.25	4,285	$39.01
$40.00	–	$44.99	27,965	4.08	$43.10	2,606	$42.38
$45.00	–	$49.99	5,938	3.76	$47.94	1,396	$48.51
$50.00	–	$52.98	303	4.31	$52.98	4	$52.98
			54,734	3.14	$39.83	11,942	$36.58